Share-Based Compensation - Employee Awards (Details) - Employee Awards - FREYR AS kr / shares in Units, $ / shares in Units, kr in Thousands, $ in Thousands					3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($) shares	Mar. 31, 2021 USD ($) kr / shares	Feb. 16, 2021 USD ($) $ / shares shares	Dec. 01, 2020 shares	Mar. 31, 2021 USD ($) employee $ / shares shares	Mar. 31, 2021 NOK (kr) employee kr / shares shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) employee shares	Dec. 31, 2020 NOK (kr) employee kr / shares shares	Dec. 31, 2020 NOK (kr)	Sep. 02, 2020 shares	Jul. 01, 2020 shares	Sep. 11, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of liability reclassified to equity | $			$ 38
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield					0.00%	0.00%
Compensation expense | $					$ 376		$ 0
Number of options or warrants to be vested upon business combination closure			5,649,792
Weighted-average grant date fair value per option or warrant | $ / shares			$ 1.65
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant fate fair value per warrant or option | $ / shares					$ 1.13
Expected term (years)					4 years 1 month 13 days	4 years 1 month 13 days
Expected volatility					45.50%	45.50%
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					(0.66%)	(0.66%)
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Grant fate fair value per warrant or option | $ / shares					$ 2.00
Expected term (years)					4 years 10 months 17 days	4 years 10 months 17 days
Expected volatility					46.93%	46.93%
Expected dividend yield					0.00%	0.00%
Risk-free interest rate					(0.63%)	(0.63%)
Employee awards
Number
Awards outstanding at beginning of period					375,000	375,000	0	0	0
Awards granted					2,454,583	2,454,583		375,000	375,000
Awards outstanding at end of period	2,829,583				2,829,583	2,829,583		375,000	375,000
Awards exercisable at end of period								0	0
Weighted average exercise price (NOK)
Awards outstanding at beginning of period | kr / shares						kr 1.50			kr 0
Awards granted | kr / shares						3.87			1.50
Awards outstanding at end of period | kr / shares		kr 3.56				kr 3.56			1.50
Awards exercisable at end of period | kr / shares									kr 0
Weighted average remaining contractual life (years)
Awards outstanding at end of period					4 years 5 months 19 days	4 years 5 months 19 days		4 years 9 months	4 years 9 months
Awards granted					4 years 5 months 19 days	4 years 5 months 19 days
Awards exercisable at end of period	0 years							0 years	0 years
Aggregate intrinsic value
Awards outstanding at beginning of period					$ 365	kr 365
Awards granted | $					2,704
Awards outstanding at end of period	$ 3,068				$ 3,068			$ 365	kr 365
Awards exercisable at end of period | kr										kr 0
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Compensation expense | $								$ 35
Performance employee awards
Number
Awards outstanding at beginning of period					625,000	625,000	0	0	0
Awards granted					2,291,667	2,291,667		625,000	625,000
Awards outstanding at end of period	2,916,667				2,916,667	2,916,667		625,000	625,000
Awards exercisable at end of period								0	0
Weighted average exercise price (NOK)
Awards outstanding at beginning of period | kr / shares						kr 1.50			kr 0
Awards granted | kr / shares						4.04			1.50
Awards outstanding at end of period | kr / shares		kr 3.49				kr 3.49			1.50
Awards exercisable at end of period | kr / shares									kr 0
Weighted average remaining contractual life (years)
Awards outstanding at end of period					4 years 7 months 24 days	4 years 7 months 24 days		4 years 9 months	4 years 9 months
Awards granted					4 years 8 months 8 days	4 years 8 months 8 days
Awards exercisable at end of period	0 years							0 years	0 years
Aggregate intrinsic value
Awards outstanding at beginning of period					$ 608	kr 608
Awards granted | $					2,577
Awards outstanding at end of period	$ 3,185				$ 3,185			$ 608	kr 608
Awards exercisable at end of period | kr										kr 0
2019 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized													5,000,000
Number of additional shares authorized				5,000,000
Number of employees in which offer letters issued | employee					31	31		22	22
Number of employees who have 2 year grant period | employee					28	28		21	21
Awards grant period					2 years	2 years		2 years	2 years
Number of options resolved to issue											1,360,000	900,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Unrecognized compensation expense related to non-vested stock-based compensation arrangements | $	$ 4,532	kr 4,532			$ 4,532			$ 326
Period over which unrecognized compensation expense expected to be recognized					2 years 5 months 12 days	2 years 5 months 12 days		2 years 9 months	2 years 9 months
2019 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards exercise period					3 years	3 years		3 years	3 years
2019 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards exercise period					5 years	5 years		5 years	5 years